INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Raw materials	$ 5,779	$ 6,687
Finished products	10,554	10,091
Inventory, Net	$ 16,333	$ 16,778